Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	$ 2,255	$ 3,042
Cost	4,140	3,433	$ 4,405
Accumulated amortization and impairment	(1,617)	(1,178)	(1,363)
Addition	311	225
Capitalized borrowing costs	12	12
Write-offs	(20)	(20)
Transfers	9	7
Amortization	(154)	(134)
Impairment recognition (note 25)	(164)	224
Translation adjustment	274	(653)
Balance at December 31, 2024	2,523	2,255
Impairment recognition (note 25)	164	(224)
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	1,697	2,425
Cost	1,984	1,750	2,489
Accumulated amortization and impairment	(234)	(53)	(64)
Addition	28	24
Capitalized borrowing costs
Write-offs	(19)	(18)
Transfers	7
Amortization	(4)	(4)
Impairment recognition (note 25)	(164)	224
Translation adjustment	205	(506)
Balance at December 31, 2024	1,750	1,697
Impairment recognition (note 25)	164	(224)
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	538	592
Cost	2,134	1,663	1,891
Accumulated amortization and impairment	(1,383)	(1,125)	(1,299)
Addition	283	201
Capitalized borrowing costs	12	12
Write-offs	(1)	(2)
Transfers	3	7
Amortization	(150)	(130)
Impairment recognition (note 25)
Translation adjustment	66	(142)
Balance at December 31, 2024	$ 751	$ 538
Estimated useful life in years	5 years	5 years
Impairment recognition (note 25)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	20	25
Cost	22	20	$ 25
Addition
Capitalized borrowing costs
Write-offs
Transfers	(1)
Amortization
Impairment recognition (note 25)
Translation adjustment	3	(5)
Balance at December 31, 2024	22	20
Impairment recognition (note 25)